Income tax and deferred taxes - Current and Non-Current Tax Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Major Components Of Tax Expense [Line Items]
Current tax assets	$ 583,143	$ 637,033
Non-current tax assets	59,541	59,541
Monthly provisional income tax payments, Chilean companies
Major Components Of Tax Expense [Line Items]
Current tax assets	133,898	584,382
Monthly provisional income tax payments, foreign companies
Major Components Of Tax Expense [Line Items]
Current tax assets	12,859	26,741
Corporate tax credits
Major Components Of Tax Expense [Line Items]
Current tax assets	4,603	1,918
1st category tax absorbed by tax losses
Major Components Of Tax Expense [Line Items]
Current tax assets	0	1,872
Taxes in recovery process (1)
Major Components Of Tax Expense [Line Items]
Current tax assets	431,783	22,120
Non current tax receivable (see note 20.3)
Major Components Of Tax Expense [Line Items]
Non-current tax assets	59,541	$ 59,541
Provisional Income Tax Payments And Specific Lithium Mining Tax Liabilities, Chilean Companies
Major Components Of Tax Expense [Line Items]
Non-current tax assets	$ 179,500